Long-term and short-term loans issued - Changes in the ECL allowances (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans issued | Expected credit loss allowance / Impairment
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (37)	₽ (843)	₽ (853)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(63)	(837)	(616)
Amounts sold and written off	8	1,643	626
ECL allowance as end of the period	(92)	(37)	(843)
Loans issued | Expected credit loss allowance / Impairment | 12 month ECL | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(5)	(229)	(216)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(29)	(128)	(127)
Transfers between stages		140	114
Amounts sold and written off		212
ECL allowance as end of the period	(34)	(5)	(229)
Loans issued | Expected credit loss allowance / Impairment | Lifetime ECL | Financial instruments not credit-impaired | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(1)	(120)	(120)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(4)	(211)	7
Transfers between stages		(8)	(7)
Amounts sold and written off		338
ECL allowance as end of the period	(5)	(1)	(120)
Loans issued | Expected credit loss allowance / Impairment | Lifetime ECL | Financial instruments credit-impaired
Changes in the ECL allowances
ECL allowance as of beginning of the period	(31)	(494)	(517)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(30)	(498)	(496)
Transfers between stages		(132)	(107)
Amounts sold and written off	8	1,093	626
ECL allowance as end of the period	₽ (53)	₽ (31)	(494)
Instalment card loans | Gross carrying amount
Changes in the ECL allowances
Amounts sold and written off			₽ (655)